Transactions with Related Parties - Consolidated Statements of Comprehensive Income (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Vessel operating expenses		$ 10,899	$ 9,172	$ 5,923
General and administrative expenses (e)	[1]	$ 2,564	$ 2,244	$ 2,013

[1]	General and administrative expenses:This line item mainly includes fees relating to internal audit, investor relations and consultancy fees.